Related party transactions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related party transactions
28. Related party transactions
Related parties comprise shareholders of Sportradar with significant influence, the Canada Pension Plan Investment Board (CPPIB), as the controlling shareholder of BlackBird (a significant shareholder of Sportradar) since October 3, 2018, key management and certain companies (associates). For related party transactions with key management personnel and the board of directors, refer to note 2
9
.
During the years ended December 31, 2019, 2020 and 2021, the major shareholders holding more than 20% in voting rights of Sportradar Group AG/ Sportradar Holding AG were: Carsten Koerl (CEO of Sportradar) with
55.1% and BlackBird s. à r.l. with 40.0% before the IPO. Since the IPO date, Carsten Koerl
has more than 80% of the voting rights. Carsten Koerl holds more than 50% in Bettech Gaming (PTY) LTD based in Cape Town, South Africa, where he also acted as a director. Sportradar generated revenue of €433, €335 and €185 with Bettech in 2019, 2020 and 2021, respectively
,
and as of December 31, 2020 and 2021, €39 and €15, respectively were receivable. Additionally, Carsten Koerl holds 30% of the shares in Betgames – UAB TV Zaidimai situated in Vilnius, Lithuania, with which revenue of €374, €nil and €nil was generated in 2019, 2020 and 2021, respectively.
As of December 31, 2020 and 2021, the Group has outstanding loans that were issued to several members of middle management of €660 and €567, respectively. The loans have a maturity of two years and a fixed interest rate of 5%. The loans were granted to management to purchase participation shares of Slam InvestCo S.à.r.l..
During the years ended December 31, 2019, 2020 and 2021, the transactions with associates are shown below:

Transactions with related parties - Associates in €’000	NSoft			Bayes			Total
	Years Ended December 31,
	2019	2020	2021	2019	2020	2021	2019	2020	2021
Revenue	1,633	1,347	1,861	819	1,585	1,730	2,452	2,931	3,591
Expenses	(571)	(706)	(906)	(1,858)	(5,460)	(5,742)	(2,429)	(6,165)	(6,649)
As of December 31, 2020 and 2021, outstanding balances with associates are shown below:

	NSoft		Bayes		Total
	Years Ended December 31,
	2020	2021	2020	2021	2020	2021
Trade receivables	98	204	550	1,582	648	1,787
Trade payables	—	—	(507)	(598)	(507)	(598)